Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts receivable

4. Accounts receivable

	December 31, 2023	December 31, 2022
	$	$
Royalties receivable	3,414,128	1,921,670
Sales tax recoverable	93,443	78,392

	3,507,571	2,000,062

Royalties receivable represents amounts that are generally collected within 45 days of quarter-end.